Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and contingencies [Abstract]
Commitments and contingencies

Note 13 — Commitments and contingencies

Contingencies

In the ordinary course of the business, the Group subject to periodic legal or administrative proceedings. The Group accrues liability when the loss is probable and reasonably estimable.

On August 22, 2023, one supplier of the Group filed a lawsuit against the Group for a debt dispute of $1,389,806 (RMB 10,100,000). On November 16, 2023, the court ordered the Group to pay the supplier $1,389,806 (RMB 10,100,000) and related interest. On March 26, 2024. the Court made the final judgement to maintain the original ruling on November 16, 2023. The Group has recorded the disputed amount $1,389,806 (RMB10,100,000) in the accounts payable and related interest $48,379 (RMB351,578) in accrued expenses and other current liabilities based on the best estimate of the management and the Group’s legal counsel as of December 31, 2023. The supplier also applied an order to freeze total cash of $1,409,041 (RMB10,239,780), which was recorded as restricted cash as of June 30, 2024. The Group have fully paid the disputed and related interest by July 10, 2024, subsequently.